SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Description Of Accounting Policy For Foreign Currency Translation Explanatory [Abstract]
Description of accounting policy for basis of preparation [text block]
2.1	Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”), which collective term includes all applicable individual International Financial Reporting Standards, International Accounting Standards and Interpretations issued by the IASB.

The significant accounting policies that have been used in the preparation of these consolidated financial statements are summarized below. These policies have been consistently applied to all the years presented unless otherwise stated. The adoption of new or amended IFRSs and the impacts on the Company’s financial statements, if any, are disclosed in Note 3.

The consolidated financial statements have been prepared on the historical cost basis, except for derivative financial instruments that have been measured at fair value.

The preparation of financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying amounts of assets and liabilities not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Judgments made by management in the application of IFRSs that have significant effect on the financial statements and major sources of estimation uncertainty are discussed in Note 4.

The consolidated financial statements were approved and authorized for issue by the Board of Directors on May 3, 2018.

Description of accounting policy for basis of consolidation [text block]
2.2	Basis of consolidation

The Success Winner Acquisition on November 22, 2009 has been accounted for as a reverse recapitalization. The acquisition agreement resulted in the former owner of Success Winner obtaining effective operating and financial control of the combined entity. Prior to the acquisition, China Ceramics had no operating business. Accordingly, the acquisition does not constitute a business combination for accounting purposes and is accounted for as a capital transaction. That is, the transaction is in substance a reverse recapitalization, equivalent to the issuance of equity interests by Success Winner for the net monetary assets of China Ceramics accompanied by a recapitalization. The consolidated financial statements are a continuation of the financial statements of Success Winner. The assets and liabilities of China Ceramics are recognized at their carrying amounts at the date of acquisition with a corresponding credit to the consolidated equity and no goodwill or other intangible assets are recognized. The equity of the combined entity recognized at the date of acquisition represents the equity balances of Success Winner together with the deemed proceeds from the reverse recapitalization determined as described above. However, the equity structure presented in the consolidated financial statements (number and values of equity instruments issued) reflects the equity structure of the legal parent, China Ceramics. Costs directly attributable to the transaction have been debited to equity to the extent of net monetary assets received.

Success Winner and its subsidiaries as a group is regarded as a continuing entity resulting from the Hengda Reorganization since the management of all the entities which took part in the Reorganization were controlled by the same director and shareholder before and immediately after the Reorganization. Immediately after the Reorganization, there was a continuation of the control over the entities’ financial and operating policy decision and risk and benefits to the ultimate shareholders that existed prior to the Reorganization. Accordingly, the reorganization has been accounted for as a reorganization under common control and the financial statements of Success Winner, Stand Best and Hengda have been combined on the basis of merger accounting for all periods presented.

The assets and liabilities of the combining entities or businesses are combined using the existing book values from the controlling party’s perspective. No amount is recognized as consideration for goodwill or excess of the acquirer’s interest in the net fair values of the acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of the common control combination. The consolidated statement of comprehensive income includes the results of each of the combining entities or businesses from the earliest date presented or the date of their incorporation/establishment or since the date when the combining entities or businesses first came under common control, where this is a shorter period, regardless of the date of the common control combination.

The Hengdali Acquisition on January 8, 2010 has been accounted for as a business combination using the acquisition method. Hengdali is a subsidiary of the Company, and the Company has the power to govern the financial and operating policies which accompanies its shareholding of 100% of the voting rights in Hengdali. Therefore, Hengdali as a subsidiary is fully consolidated from January 8, 2010, the date on which control was transferred to the Company.

The accounting for the Hengdali Acquisition under the acquisition method, treats the consideration transferred for the acquisition of Hengdali as the fair values of the assets transferred, the liabilities incurred and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in this business combination are measured initially at their fair values at the acquisition date.

The excess of the consideration transferred over the fair value of the identifiable net assets acquired is recorded as goodwill.

The Company’s financial statements consolidate those of the Company and all of its subsidiaries as of December 31, 2017. Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. When assessing whether the Company has power, only substantive rights (held by the Company and other parties) are considered. All subsidiaries have a reporting date of December 31.

An investment in a subsidiary is consolidated into the consolidated financial statements form the date that control commences until the date that control ceases. Inter-company transactions, balances and unrealized gains or losses on transactions between group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Description of accounting policy for foreign currency translation [text block]
2.3	Foreign currency translation

The financial statements are presented in RMB (to the nearest thousand), being the currency that best reflects the economic substance of the underlying events and circumstances relevant to the Company. The Company’s operations are conducted through the subsidiaries in the People’s Republic of China (“PRC”). The functional currency of these subsidiaries is Renminbi (“RMB”). The functional currency of China Ceramics is the United State dollars (US$).

In the individual financial statements of the consolidated entities, foreign currency transactions are translated into the functional currency of the individual entity using the exchange rates prevailing at the dates of the transactions. At the reporting date, monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the reporting date retranslation of monetary assets and liabilities are recognized in profit or loss.

Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined and are reported as part of the fair value gain or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

In the consolidated financial statements, all individual financial statements of foreign operations, originally presented in a currency different from the Company’s presentation currency, have been converted into Renminbi. Assets and liabilities have been translated into Renminbi at the closing rates at the reporting date. Income and expenses have been converted into Renminbi at the exchange rates ruling at the transaction dates, or at the average rates over the reporting period provided that the exchange rates do not fluctuate significantly. Any differences arising from this procedure have been recognized in other comprehensive income and accumulated separately in the currency translation reserve in equity.

When a foreign operation is sold, such exchange differences are reclassified from equity to profit or loss as part of the gain or loss on sale.

The translation of certain RMB amounts as of and for the year ended December 31, 2017 into US$ is included in these financial statements solely for the convenience of readers and was made at the rate of RMB6.53 to US$1.00, which was based on the noon buying rate on December 31, 2017 in the City of New York cable transfers of RMB as certified for customers purposes by the Federal Reserve Bank of New York. Such translation should be construed as representation that RMB amounts could be converted, realized or settled into US$ at the rate stated above or at any other rate.

Description of accounting policy for property, plant and equipment [text block]
2.4	Property, plant and equipment

Leasehold land and buildings for own use

When a lease includes both land and building elements, the Company assesses the classification of each element as a finance or an operating lease separately based on the assessment as to whether substantially all the risks and rewards incidental to ownership of each element have been transferred to the Company, unless it is clear that both elements are operating leases in which case the entire lease is classified as an operating lease. Specifically, the minimum lease payments (including any lump sum upfront payments) are allocated between the land and the building elements in proportion to the relative fair values of the leasehold interests in the land element and building element of the lease at the inception of the lease.

To the extent the allocation of the lease payments can be made reliably, interest in leasehold land that is accounted for as an operating lease is presented as "land use rights" in the consolidated statements of financial position and is amortized over the lease term on a straight-line basis.

All buildings are depreciated over their expected useful lives of 40 years.

Other property, plant and equipment

Property, plant and equipment are stated in the consolidated statements of financial position at cost less any accumulated depreciation and any accumulated impairment losses.

Depreciation is provided to write off the cost less their residual values over their estimated useful lives as follows, using the straight-line method:

Plant and machinery	10 years
Motor vehicles	10 years
Office equipment	5 years

The assets’ residual values, depreciation methods and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Historical cost includes expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other costs, such as repairs and maintenance, are charged to profit or loss during the financial period in which they are incurred.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

The gain or loss arising on retirement or disposal is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Description of accounting policy for investment property [text block]
2.5	Investment property

Investment properties are properties held to earn rentals or for capital appreciation.

Investment properties are initially measured at historical cost, including any directly attributable expenditure. Subsequent to initial recognition, investment properties are measured at their historical cost less any accumulated depreciation and any accumulated impairment losses.

Historical cost includes expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other costs, such as repairs and maintenance, are charged to profit or loss during the financial period in which they are incurred.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

The gain or loss arising on retirement or disposal is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

An investment property is derecognized upon disposal or when the investment property is permanently withdrawn from use or no future economic benefits are expected from its disposal. Any gain or loss arising on derecognition of the property (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in profit or loss in the period in which the item is derecognized.

Description of accounting policy for intangible assets other than goodwill [text block]
2.6	Land use rights

Upfront payments made to acquire land held under an operating lease are stated at cost less accumulated amortization and any accumulated impairment losses. Amortization is calculated on a straight line basis over the leasing period of 50 years.

Description of accounting policy for goodwill [text block]
2.7	Goodwill

Goodwill arising on an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.

For the purposes of impairment testing, goodwill is allocated to each of the Company’s cash-generating units, or groups of cash-generating units, that is expected to benefit from the synergies of the combination.

A cash-generating unit to which goodwill has been allocated is tested for impairment annually, or more frequently whenever there is indication that the unit may be impaired. If some or all of the goodwill allocated to a cash-generating unit was acquired in a business combination during the current annual period, that unit shall be tested for impairment before the end of the current annual period. If the recoverable amount of the cash-generating unit is less than the carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit on a pro – rata basis based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognized directly in profit or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods.

On disposal of the relevant cash generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Description of accounting policy for measuring inventories [text block]
2.8	Inventories

Inventories are carried at the lower of cost and net realizable value. Cost is determined using the weighted average basis, and in the case of work in progress and finished goods, comprises direct materials, direct labor and an appropriate proportion of overhead.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated cost of completion and applicable selling expenses.

When inventories are sold, the carrying amount of those inventories is recognized as an expense in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs.

Description of accounting policy for restricted cash and cash equivalents [text block]
2.9	Cash and cash equivalents

Cash and cash equivalents include cash at bank and in hand, demand deposits with banks and short term highly liquid investments with original maturities of three months or less that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value. For the purpose of the statement of cash flows presentation, cash and cash equivalents include bank overdrafts which are repayable on demand and form an integral part of the Company’s cash management.

Description of accounting policy for financial assets [text block]
2.10	Financial instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument and are measured initially at fair value adjusted by transaction costs, except for those carried at fair value through profit or loss which are measured initially at fair value. Subsequent measurement of financial assets and financial liabilities are described below.

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and all substantial risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.

Classification and subsequent measurement of financial assets

The Company’s financial assets include cash and short-term deposits, trade receivables and derivative financial instruments.

For the purpose of subsequent measurement, financial assets other than those designated and effective as hedging instruments are classified into the following categories upon initial recognition:

- Loans and receivables
- Financial assets at fair value through profit or loss (“FVTPL”)
- Held-to-maturity (“HTM”) investments
- Available-for-sale (“AFS”) financial assets

All financial assets except for those at FVTPL are subject to review for impairment at least at each reporting date to identify whether there is any objective evidence that a financial asset or a group of financial assets is impaired. Different criteria to determine impairment are applied for each category of financial assets, which are described below.

All income and expenses relating to financial assets are recognized in profit and loss.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are initially recognized at fair value plus transaction costs that are directly attributable to their acquisition or issue. After initial recognition, these are subsequently measured at amortized cost using the effective interest method, less provision for impairment. Discounting is omitted where the effect of discounting is immaterial. The Company’s cash and trade receivables fall into this category of financial instruments.

Financial assets at FVTPL

Financial assets at FVTPL include financial assets that are either classified as held for trading or that meet certain conditions and are designated at FVTPL upon initial recognition. All derivative financial instruments fall into this category, except for those designated and effective as hedging instruments, for which the hedge accounting requirements apply.

Assets in this category are measured at fair value with net changes in fair value presented in the consolidated statements of profit or loss and other comprehensive income. Transaction costs are expensed as incurred. The fair values of financial assets in this category are determined by reference to active market transactions or using a valuation technique where no active market exists.

HTM investments

HTM investments are non-derivative financial assets with fixed or determinable payments and fixed maturity other than loans and receivables. Investments are classified as HTM if the Company has the intention and ability to hold them until maturity.

HTM investments are measured subsequently at amortized cost using the effective interest method. The Company does not have any financial assets classified as HTM.

AFS financial assets

AFS financial assets are non-derivative financial assets that are either designated to this category or do not qualify for inclusion in any of the other categories of financial assets. The Company does not have any financial assets classified as AFS.

After initial measurement, AFS financial investments are subsequently measured at fair value with unrealized gains or losses recognized in other comprehensive income and credited in the AFS reserve until the investment is derecognized, at which time the cumulative gain or loss is recognized in other operating income, or the investment is determined to be impaired. Interest calculated using the effective interest method and dividends are recognized in profit or loss within finance income.

Impairment of financial assets

The Company assesses, at the end of each reporting period, whether there is objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events that has occurred since the initial recognition of the asset (an incurred ‘loss event’), has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated. Objective evidence of impairment could include:

•	significant financial difficulty of the issuer or counterparty; or

•	breach of contract, such as default or delinquency in interest or principal payments; or

•	it becoming probable that the borrower will enter bankruptcy or financial re-organization; or

•	significant changes in the technological, market, economic or legal environment that have an adverse effect on the debtor.

If any such evidence exists, the impairment loss on trade and other financial assets carried at amortized cost is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows. The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate, where the effect of discounting is material. This assessment is made collectively where these financial assets share similar risk characteristics, such as similar past due status, and have not been individually assessed as impaired. Future cash flows for financial assets which are assessed for impairment collectively are based on historical loss experience for assets with credit risk characteristics similar to the collective group.

If in a subsequent period the amount of an impairment loss decreases and the decrease can be linked objectively to an event occurring after the impairment loss was recognized, the impairment loss is reversed through profit or loss. A reversal of an impairment loss shall not result in the asset’s carrying amount exceeding that which would have been determined had no impairment loss been recognized in prior years.

Impairment losses are written off against the corresponding assets directly, except for impairment losses recognized in respect of trade debtors, whose recovery is considered doubtful but not remote. In this case, the impairment losses for doubtful debts are recorded using an allowance account. When the Company is satisfied that recovery is remote, the amount considered irrecoverable is written off against trade debtors directly and any amounts held in the allowance account relating to that debt are reversed. Subsequent recoveries of amounts previously charged to the allowance account are reversed against the allowance account. Other changes in the allowance account and subsequent recoveries of amounts previously written off directly are recognized in profit or loss.

Classification and subsequent measurement of financial liabilities

Financial liabilities are classified as FVTPL, or other financial liabilities, as appropriate upon initial recognition. A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired.

(i)
Financial liabilities classified as other financial liabilities are initially recognized at fair value less directly attributable transaction costs. Subsequent to the initial recognition, other financial liabilities are measured at amortized cost using the effective interest method. The Company’s other financial liabilities include trade and other payables and bank borrowings.

(ii)
Financial liabilities classified as FVTPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as FVTPL. Financial liabilities are classified as held-for-trading if they are acquired for the purpose of selling in the near term. This category includes derivative financial instruments (including separated embedded derivatives) held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in profit or loss.

Description of accounting policy for derivative financial instruments [text block]
2.11	Derivative financial instruments

Initial recognition and subsequent measurement

The Company uses derivative financial instruments, such as forward currency contracts, for investment purposes. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Any gains or losses arising from changes in the fair value of derivatives are taken directly to profit or loss.

Description of accounting policy for leases [text block]
2.12	Leases

Finance leases refers to the situation that the economic ownership of a leased asset is transferred to the lessee if the lessee bears substantially all the risks and rewards of ownership of the leased asset.

All other leases are treated as operating leases. Where the Company has the use of assets under operating leases, payments made under the leases are charged to profit or loss on a straight line basis over the lease terms except where an alternative basis is more representative of the time pattern of benefits to be derived from the leased assets. Lease incentives received are recognized in profit or loss as an integral part of the aggregate net lease payments made. Contingent rental are charged to profit or loss in the accounting period in which they are incurred.

All the leases of the Company are operating leases for the years ended December 31, 2017, 2016 and 2015.

Description of accounting policy for provisions [text block]
2.13	Provisions and contingencies

Provisions for product warranties, legal disputes, onerous contracts or other claims are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.

All provisions are reviewed at each reporting date and adjusted to reflect the current best estimate.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future uncertain events not wholly within the control of the Company are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Description of accounting policy for share capital [text block]
2.14	Share capital

Ordinary shares are classified as equity. Share capital is determined using the nominal value of shares that have been issued.

Any transaction costs associated with the issuing of shares are deducted from share premium (net of any related income tax benefit) to the extent they are incremental costs directly attributable to the equity transaction.

Description of accounting policy for recognition of revenue [text block]
2.15	Revenue recognition

Revenue comprises the fair value of the consideration received or receivable for the sale of goods, net of rebates and discounts. In 2012, the Company paid rebates to some distributors on their annual cash collections. No such rebates were paid to distributors since year 2013. Provided it is probable that the economic benefits will flow to the Company and the revenue and costs, if applicable, can be measured reliably, revenue is recognized as follows:

Sales of goods are recognized upon transfer of the significant risks and rewards of ownership to the customer. This is usually taken as the time when the goods are delivered and the customer has accepted the goods. Once goods are accepted by a customer, there is no continuing management involvement with the goods and the Company does not have the obligation to accept the return of the goods to the Company from the customer.

Rental income is recognized based upon our annual rental over the life of the lease under operating lease, using the straight-line method.

Interest income is recognized on a time- proportion basis using the effective interest method.

Description of accounting policy for impairment of non-financial assets [text block]
2.16	Impairment of non-financial assets

Impairment testing is made on the Company’s goodwill at each reporting date. Property, plant and equipment and land use rights are tested for impairment if there is any indication that the assets may be impaired at the balance sheet date.

If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount.

Calculation of recoverable amount

An asset’s recoverable amount is the greater of an asset’s or cash-generating unit’s fair value less costs of disposal and its value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit).

Recognition of impairment losses

An impairment loss is recognized in profit or loss whenever the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to that cash-generating unit (or group of units), and then, to reduce on a pro rata basis the carrying amount of the other assets in the unit (or group of units), except that the carrying amount of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).

Reversal of impairment losses

In respect of assets other than goodwill, an impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. An impairment loss in respect of goodwill is not reversed.

A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

Description of accounting policy for employee benefits [text block]
2.17	Employee benefits

Retirement benefits

The employees of the Company’s PRC subsidiaries are required to participate in a central pension scheme operated by the local municipal government. Contributions are recognized as an expense in profit or loss as employees render services during the year. The Company’s obligation under these plans is limited to the fixed percentage contributions payable.

Share-based employee remuneration

The Company operates equity-settled share-based remuneration plans for its employees. None of the Company’s plans feature any options for a cash settlement.

The fair value of share options granted to employees is recognized as an employee cost with a corresponding increase in the share-based payment reserve within equity. The fair value is measured at the grant date using the Black Scholes Option Pricing Model, taking into account the terms and conditions upon which the options were granted. Where the employees have to meet vesting conditions before becoming unconditionally entitled to the share options, the total estimated fair value of the share options is spread over the vesting period, taking into account the probability that the options will vest.

During the vesting period, the number of share options expected to vest is reviewed. Any resulting adjustment to the cumulative fair value recognized in prior years is charged/credited to the profit or loss for the year under review, unless the original employee expenses qualify for recognition as an asset, with a corresponding adjustment to the share-based payment reserve. On the vesting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that vest (with a corresponding adjustment to the share-based payment reserve) except where forfeiture is only due to not achieving vesting conditions that relate to the market price of the Company’s shares. The equity amount is recognized in the share-based payment reserve until either the option is exercised (when it is transferred to the share premium account) or the option expires (when it is released directly to retained earnings).

Description of accounting policy for borrowing costs [text block]
2.18	Borrowing costs

Borrowing costs consist of interest and other costs incurred in connection with the borrowing of funds. Borrowing costs directly attributable to the acquisition, construction or production of qualifying asset which necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of that asset until such time as the assets are substantially ready for their intended use or sale. Other borrowing costs are expensed when incurred.

Description of accounting policy for income tax [text block]
2.19	Accounting for income taxes

Income tax comprises current tax and deferred tax.

Current tax and movements in deferred tax assets and liabilities are recognized in profit or loss except to the extent that they relate to items recognized in other comprehensive income or directly in equity, in which case the relevant amounts of tax are recognized in other comprehensive income or directly in equity, respectively.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred tax is calculated using the liability method on temporary differences at the reporting date between the carrying amounts of assets and liabilities in the financial statements and their respective tax bases. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences, tax losses available to be carried forward as well as other unused tax credits, to the extent that it is probable that taxable profit, including existing taxable temporary differences, will be available against which the deductible temporary differences, unused tax losses and unused tax credits can be utilized.

Deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither taxable nor accounting profit or loss.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the Company is able to control the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax is calculated, without discounting, at the tax rates that are expected to apply in the period the liability is settled or the asset realized, based on tax rate (and tax laws) that have been enacted or substantively enacted at the reporting date.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilized. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

Additional income taxes that arise from the distribution of dividends are recognized when the liability to pay the related dividends is recognized.

Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset. Current tax assets are offset against current tax liabilities, and deferred tax assets are offset against deferred tax liabilities, if the Company has the legally enforceable right to set off the recognized amounts and the following additional conditions are met:

(a)	in the case of current tax assets and liabilities, the Company intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously; or

(b)	in the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same taxation authority on either:

(i)	the same taxable entity; or

(ii)
different taxable entities, which, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered, intend either to settle current tax liabilities and realize the current tax assets on a net basis, or to settle the liabilities and realize the assets simultaneously.

Description of accounting policy for research and development expense [text block]
2.20	Research and development activities

Costs associated with research activities are expensed in profit or loss as they incur. Costs that are directly attributable to development activities are recognized as intangible assets if, and only if, all of the following have been demonstrated:

(i)	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale;

(ii)	the intention to complete the intangible asset and use or sell it;

(iii)	the ability to use or sell the intangible asset;

(iv)	how the intangible asset will generate probable future economic benefits;

(v)	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

(vi)	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.

Subsequent to initial recognition, internally-generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

Gains and losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

Description of accounting policy for segment reporting [text block]
2.21	Segment reporting

The Company identifies operating segments and prepares segment information based on the regular internal financial information reported to the Chief Executive Officer and executive directors, who are the Company’s chief operating decision maker, for their decisions about the allocation of resources to the Company’s business components and for their review of the performance of those components.

Business segment

The Company operates principally in the manufacturing and sale of medium to high-end ceramic tiles. The Chief Executive Officer and executive directors regularly review the Company’s business as one business segment.

Geographical segment

The business of the Company is engaged entirely in the PRC. The Chief Executive Officer and executive directors regularly review the Company’s business as one geographical segment.

Description of accounting policy for transactions with related parties [text block]
2.22	Related parties

(a)	A person, or a close member of that person’s family, is related to the group if that person:

(i)	has control or joint control over the group;

(ii)	has significant influence over the group; or

(iii)	is a member of the key management personnel of the group or the group’s parent.

(b)	An entity is related to the group if any of the following conditions applies:

(iv)	The entity and the group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).

(v)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(vi)	Both entities are joint ventures of the same third party.

(vii)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(viii)	The entity is a post-employment benefit plan for the benefit of employees of either the group or an entity related to the group.

(ix)	The entity is controlled or jointly controlled by a person identified in (a).

(x)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.